Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-12440
Entity Registrant Name	ENEL AMERICAS S.A.
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Santa Rosa 76
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	76,086,311,036
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Central Index Key	0000912505
Amendment Flag	false
Auditor Name	KPMG Auditores Consultores SpA	EY Audit SpA.
Auditor Firm ID	1273	1431
Auditor Location	Santiago, Chile	Santiago, Chile
ADS shares
Disclosure of classes of share capital [line items]
Title of 12(b) Security	American Depositary Shares Representing Common Stock
Trading Symbol	ENIA
Security Exchange Name	NYSE
4.00% Notes due October 25, 2026
Disclosure of classes of share capital [line items]
Title of 12(b) Security	US$ 600,000,000 4.00% Notes due October 25, 2026
Trading Symbol	ENIA26A
Security Exchange Name	NYSE
6.60% Notes due December 1, 2026
Disclosure of classes of share capital [line items]
Title of 12(b) Security	US$ 858,000 6.60% Notes due December 1, 2026
Trading Symbol	ENIA26
Business Contact [Member]
Disclosure of classes of share capital [line items]
Entity Address, Address Line One	Santa Rosa 76
Entity Address, City or Town	Santiago
City Area Code	56-2
Local Phone Number	2353-4400
Contact Personnel Name	Rafael de la Haza
Entity Address, Country	CL